UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04318
The American Funds Income Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class A
| AMUSX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class C
| UGSCX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class T
| TUSGX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 18	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-1
| UGSFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-2
| GVTFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 17	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class F-3
| USGFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 11	0.23% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-A
| CGTAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-C
| CGTCX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-E
| CGTEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 43	0.86% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-T
| TSUGX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 22	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-1
| CGTFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-2
| FSUGX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class 529-F-3
| FSUUX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 13	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-1
| RGVAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 66	1.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-2
| RGVBX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-2E
| RGEVX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 52	1.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-3
| RGVCX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 44	0.88% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-4
| RGVEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 29	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-5E
| RGVJX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 19	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-5
| RGVFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 14	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-022-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
U.S. Government Securities Fund
®
Class R-6
| RGVGX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 11	0.23% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-022-0425 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

U.S. Government Securities Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended February 28, 2025
Lit. No. MFGEFP2-022-0425 © 2025 Capital Group. All rights reserved.

Investment portfolio February 28, 2025unaudited

Bonds, notes & other debt instruments 92.28%		Principal amount (000)	Value (000)
Mortgage-backed obligations 49.47%
Federal agency mortgage-backed obligations 49.41%
	Fannie Mae Pool #256708 6.50% 3/1/2027[1]	USD3	$3
	Fannie Mae Pool #256993 6.50% 11/1/2027[1]	36	37
	Fannie Mae Pool #257055 6.50% 12/1/2027[1]	76	78
	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	6	7
	Fannie Mae Pool #AD0329 6.50% 9/1/2028[1]	2	2
	Fannie Mae Pool #AL5156 6.50% 2/1/2029[1]	111	114
	Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	68	67
	Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	93	91
	Fannie Mae Pool #735571 8.00% 11/1/2031[1]	14	14
	Fannie Mae Pool #555254 6.50% 1/1/2033[1]	— [2]	— [2]
	Fannie Mae Pool #CA1442 3.00% 3/1/2033[1]	320	308
	Fannie Mae Pool #BJ5302 3.00% 3/1/2033[1]	246	236
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	2	2
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[1]	5	5
	Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	3,147	2,940
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	8,891	8,318
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	12	12
	Fannie Mae Pool #AS6870 4.00% 3/1/2036[1]	1,279	1,252
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	2,987	2,935
	Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	2,514	2,470
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	2,535	2,489
	Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	5,103	5,012
	Fannie Mae Pool #898565 6.50% 10/1/2036[1]	— [2]	— [2]
	Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	285	280
	Fannie Mae Pool #MA2856 4.00% 12/1/2036[1]	7	7
	Fannie Mae Pool #888372 6.50% 4/1/2037[1]	11	11
	Fannie Mae Pool #256810 6.50% 7/1/2037[1]	24	24
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	13	13
	Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	2,356	2,311
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	32	34
	Fannie Mae Pool #888873 6.50% 8/1/2037[1]	— [2]	— [2]
	Fannie Mae Pool #947337 6.50% 10/1/2037[1]	— [2]	— [2]
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	36	38
	Fannie Mae Pool #954832 6.50% 1/1/2038[1]	1	1
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	29	29
	Fannie Mae Pool #889388 7.00% 3/1/2038[1]	105	109
	Fannie Mae Pool #AL1308 6.50% 5/1/2039[1]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	82	83
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	29	30
	Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,491	2,167
	Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	2,806	2,431
	Fannie Mae Pool #AH0351 4.50% 2/1/2041[1]	178	177
	Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	26,489	22,911
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	494	501
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	265	268
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	136	137
	Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	12,778	11,052
	Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	4,931	4,264
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	1,713	1,481
	Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	94,583	81,248
	Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	8,570	7,415
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	231	234
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	197	191
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	127	129
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	55	56
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	37,469	32,132
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	35	35
	Fannie Mae Pool #AJ9327 3.50% 1/1/2042[1]	19	18
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	6,512	5,553
	Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	2,798	2,384
	Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	230	215
	Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	105	99
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	40	38

1	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	USD57	$53
	Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	6,672	6,036
	Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,030	970
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	222	208
	Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	144	135
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	66	62
	Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	317	296
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	573	533
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	115,575	107,553
	Fannie Mae Pool #AY3880 4.00% 11/1/2045[1]	37	35
	Fannie Mae Pool #BC3465 4.00% 2/1/2046[1]	6	5
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	113	102
	Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	5,534	4,923
	Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	328	303
	Fannie Mae Pool #AS8804 3.50% 2/1/2047[1]	9,063	8,366
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	118	106
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	503	464
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	135	126
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	68	63
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	64	59
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	24	22
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	49	46
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	7,706	7,082
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,073	1,024
	Fannie Mae Pool #BJ4342 4.00% 1/1/2048[1]	128	122
	Fannie Mae Pool #BJ6169 4.00% 1/1/2048[1]	37	35
	Fannie Mae Pool #BJ8318 4.50% 1/1/2048[1]	166	163
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	374	347
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	674	642
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	926	883
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	245	233
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	91	90
	Fannie Mae Pool #BN1172 4.50% 11/1/2048[1]	138	135
	Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,544	1,476
	Fannie Mae Pool #FM2656 3.50% 1/1/2049[1]	1,915	1,767
	Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	2,835	2,918
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	29,827	27,762
	Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	9,379	8,657
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	3,836	3,544
	Fannie Mae Pool #FM1220 3.50% 7/1/2049[1]	2,605	2,392
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	988	913
	Fannie Mae Pool #FM1505 3.00% 9/1/2049[1]	9,389	8,297
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	5,053	4,674
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	2,765	2,547
	Fannie Mae Pool #BO2890 3.00% 11/1/2049[1]	1,925	1,703
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	9,202	8,172
	Fannie Mae Pool #FM2389 3.50% 2/1/2050[1]	1,611	1,485
	Fannie Mae Pool #FM2822 3.00% 3/1/2050[1]	6,112	5,408
	Fannie Mae Pool #FM2777 3.00% 3/1/2050[1]	3,025	2,677
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	2,010	1,707
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	9,091	7,735
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	4	3
	Fannie Mae Pool #FM7195 2.50% 9/1/2050[1]	450	377
	Fannie Mae Pool #BQ1607 2.50% 9/1/2050[1]	151	127
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	348	308
	Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	3,941	3,217
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	1,943	1,653
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	21,701	18,463
	Fannie Mae Pool #BQ7564 2.50% 11/1/2050[1]	81	68
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	2,387	1,928
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[1]	404	397
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	925	746
	Fannie Mae Pool #FS7385 2.00% 2/1/2051[1]	2,638	2,113
	Fannie Mae Pool #FM6332 2.00% 2/1/2051[1]	635	509
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	8,270	7,042
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	9,604	7,835
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	6,605	5,327

U.S. Government Securities Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	USD113	$91
	Fannie Mae Pool #BR7222 2.50% 4/1/2051[1]	19,365	16,205
	Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]	1,310	1,096
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	28,563	25,415
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	67	54
	Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	5,331	4,509
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	2,524	2,240
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	158	127
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	17,748	14,977
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[1]	2,470	2,067
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	1,970	1,673
	Fannie Mae Pool #CB1134 2.50% 7/1/2051[1]	992	830
	Fannie Mae Pool #BT1288 2.50% 7/1/2051[1]	464	388
	Fannie Mae Pool #BT1314 2.50% 7/1/2051[1]	231	194
	Fannie Mae Pool #BT4771 2.00% 8/1/2051[1]	808	647
	Fannie Mae Pool #FM8197 2.00% 8/1/2051[1]	168	135
	Fannie Mae Pool #FM8422 2.50% 8/1/2051[1]	1,950	1,632
	Fannie Mae Pool #CB1394 2.50% 8/1/2051[1]	488	408
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	293	260
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	7,244	6,123
	Fannie Mae Pool #BT6781 2.50% 10/1/2051[1]	14,899	12,467
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	3,702	2,977
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	516	415
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	12,333	10,472
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	5,808	4,962
	Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	17,178	15,242
	Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	12,856	11,352
	Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	5,506	4,875
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	1,659	1,333
	Fannie Mae Pool #FS0354 2.00% 12/1/2051[1]	321	257
	Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	36,585	31,404
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	16,679	13,957
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	12,784	10,822
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	6,315	5,370
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	2,745	2,328
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	1,317	1,116
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	1,053	893
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	1,023	869
	Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	37,880	33,720
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	8,600	7,691
	Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,631	1,445
	Fannie Mae Pool #FS0370 2.50% 1/1/2052[1]	7,846	6,565
	Fannie Mae Pool #FS0392 2.50% 1/1/2052[1]	2,309	1,932
	Fannie Mae Pool #BU7244 2.50% 1/1/2052[1]	2,110	1,766
	Fannie Mae Pool #FS3549 2.50% 1/1/2052[1]	228	191
	Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]	25	21
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	18,221	16,061
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	7,329	5,884
	Fannie Mae Pool #BT1897 2.00% 2/1/2052[1]	7,172	5,745
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	6,918	5,585
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	4,742	3,804
	Fannie Mae Pool #BT2177 2.00% 2/1/2052[1]	2,202	1,767
	Fannie Mae Pool #CB2927 2.00% 2/1/2052[1]	48	38
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	2,069	1,755
	Fannie Mae Pool #FS1080 2.50% 2/1/2052[1]	1,313	1,098
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	5,217	4,646
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,737	1,396
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,708	1,370
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,676	1,347
	Fannie Mae Pool #BV7761 2.50% 3/1/2052[1]	458	383
	Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]	732	689
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	21,195	17,005
	Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	7,544	6,059
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	2,900	2,333
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	1,271	1,021
	Fannie Mae Pool #FS5035 2.50% 6/1/2052[1]	403	337
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	32,234	30,292

3	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	USD32,118	$30,185
	Fannie Mae Pool #BW3570 4.00% 6/1/2052[1]	466	438
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	2,642	2,120
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	3,415	2,858
	Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]	98	82
	Fannie Mae Pool #CB4118 4.00% 7/1/2052[1]	287	270
	Fannie Mae Pool #CB4020 4.00% 7/1/2052[1]	38	36
	Fannie Mae Pool #BW6180 4.00% 8/1/2052[1]	241	228
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	4,364	4,313
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	3,301	3,102
	Fannie Mae Pool #BW6230 4.00% 9/1/2052[1]	1,177	1,105
	Fannie Mae Pool #BW1194 4.00% 9/1/2052[1]	984	924
	Fannie Mae Pool #BV0951 4.00% 9/1/2052[1]	924	867
	Fannie Mae Pool #BW7713 4.00% 9/1/2052[1]	530	498
	Fannie Mae Pool #BW7794 4.00% 9/1/2052[1]	445	418
	Fannie Mae Pool #BW6236 4.00% 9/1/2052[1]	319	300
	Fannie Mae Pool #BW1135 4.00% 9/1/2052[1]	64	60
	Fannie Mae Pool #BW8874 4.00% 9/1/2052[1]	53	50
	Fannie Mae Pool #BX0008 4.00% 9/1/2052[1]	47	44
	Fannie Mae Pool #CB5378 4.00% 9/1/2052[1]	39	36
	Fannie Mae Pool #BW7701 4.00% 9/1/2052[1]	34	32
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	8,508	8,211
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	6,099	5,907
	Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]	1,076	1,039
	Fannie Mae Pool #CB4818 4.00% 10/1/2052[1]	5,211	4,894
	Fannie Mae Pool #BX0391 4.00% 10/1/2052[1]	3,657	3,437
	Fannie Mae Pool #BW7750 4.00% 10/1/2052[1]	2,325	2,183
	Fannie Mae Pool #BW8736 4.00% 10/1/2052[1]	1,087	1,021
	Fannie Mae Pool #BW8987 4.00% 10/1/2052[1]	963	905
	Fannie Mae Pool #BX0506 4.00% 10/1/2052[1]	773	727
	Fannie Mae Pool #CB4958 4.00% 10/1/2052[1]	179	168
	Fannie Mae Pool #FS3393 4.00% 10/1/2052[1]	144	135
	Fannie Mae Pool #MA4783 4.00% 10/1/2052[1]	101	95
	Fannie Mae Pool #BX1202 4.00% 10/1/2052[1]	91	86
	Fannie Mae Pool #CB4819 4.00% 10/1/2052[1]	49	46
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	8,394	8,467
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	7,482	7,553
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	231	240
	Fannie Mae Pool #BX0466 4.00% 11/1/2052[1]	855	804
	Fannie Mae Pool #BX1334 4.00% 11/1/2052[1]	317	298
	Fannie Mae Pool #CB6165 4.00% 11/1/2052[1]	228	214
	Fannie Mae Pool #FS5635 4.00% 11/1/2052[1]	100	94
	Fannie Mae Pool #BW1299 4.00% 11/1/2052[1]	66	62
	Fannie Mae Pool #MA4804 4.00% 11/1/2052[1]	42	40
	Fannie Mae Pool #BX3994 4.00% 11/1/2052[1]	37	35
	Fannie Mae Pool #BX5584 4.00% 11/1/2052[1]	30	29
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	40,503	39,090
	Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	363	350
	Fannie Mae Pool #FS3526 4.00% 12/1/2052[1]	2,400	2,253
	Fannie Mae Pool #BW5055 4.00% 12/1/2052[1]	2,318	2,178
	Fannie Mae Pool #BW6960 4.00% 12/1/2052[1]	1,014	953
	Fannie Mae Pool #BW1377 4.00% 12/1/2052[1]	755	709
	Fannie Mae Pool #CB5400 4.00% 12/1/2052[1]	437	411
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	12,295	12,402
	Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]	804	810
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	266	272
	Fannie Mae Pool #BX1070 6.00% 12/1/2052[1]	90	92
	Fannie Mae Pool #BW5122 4.00% 1/1/2053[1]	9,865	9,260
	Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	2,392	2,248
	Fannie Mae Pool #BX5662 4.00% 1/1/2053[1]	1,042	978
	Fannie Mae Pool #BW5062 4.00% 1/1/2053[1]	60	56
	Fannie Mae Pool #FS5675 4.50% 1/1/2053[1]	12,112	11,703
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	5,579	5,389
	Fannie Mae Pool #BT8034 4.50% 1/1/2053[1]	142	137
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	33,958	34,697
	Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	12,167	12,469
	Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	577	590

U.S. Government Securities Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	USD2,306	$2,397
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	3,483	3,269
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	371	349
	Fannie Mae Pool #MA4917 4.50% 2/1/2053[1]	1,160	1,121
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	15,855	15,964
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	9,290	9,611
	Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	2,253	2,301
	Fannie Mae Pool #BX7703 6.50% 2/1/2053[1]	5,069	5,251
	Fannie Mae Pool #CB5882 4.00% 3/1/2053[1]	2,712	2,548
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[1]	1,505	1,414
	Fannie Mae Pool #BT8069 4.00% 3/1/2053[1]	1,146	1,076
	Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	1,116	1,047
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	276	272
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	5,810	5,848
	Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]	5,700	5,738
	Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	3,906	3,939
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	461	465
	Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]	417	419
	Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	10,617	10,860
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	7,720	7,906
	Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	5,785	5,914
	Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	1,601	1,636
	Fannie Mae Pool #FS4444 4.00% 4/1/2053[1]	1,898	1,783
	Fannie Mae Pool #BX9358 4.00% 4/1/2053[1]	341	320
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	29	27
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	1,060	1,024
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	36,832	37,124
	Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]	6,866	6,903
	Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	5,902	5,936
	Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]	1,530	1,542
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	10,528	10,749
	Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]	7,708	7,911
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	4,914	5,132
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	2,225	2,087
	Fannie Mae Pool #FS5335 4.00% 5/1/2053[1]	907	852
	Fannie Mae Pool #CB6985 4.00% 5/1/2053[1]	78	73
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	13,278	13,091
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,426	4,373
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	10,756	10,838
	Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]	5,871	5,930
	Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,698	1,709
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	290	292
	Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]	72	73
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	136,753	139,985
	Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]	317	324
	Fannie Mae Pool #BY2061 6.00% 5/1/2053[1]	292	299
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	9,042	9,370
	Fannie Mae Pool #FS4970 4.00% 6/1/2053[1]	979	919
	Fannie Mae Pool #FS6257 4.00% 6/1/2053[1]	264	249
	Fannie Mae Pool #CB6455 4.00% 6/1/2053[1]	76	71
	Fannie Mae Pool #BY4421 4.00% 6/1/2053[1]	32	30
	Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	3,254	3,142
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	178	176
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	50,531	50,742
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	20,454	20,621
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	60,117	61,384
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	39,537	40,421
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	24,156	24,732
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	18,453	18,897
	Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	6,415	6,561
	Fannie Mae Pool #BY4224 6.00% 6/1/2053[1]	1,053	1,079
	Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]	141	144
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	28,612	29,754
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	9,692	10,036
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	7,361	7,625
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	5,711	4,588
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[1]	10,190	9,567

5	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BW9646 4.00% 7/1/2053[1]	USD921	$865
	Fannie Mae Pool #FS6638 4.00% 7/1/2053[1]	250	235
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	12,710	12,269
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	3,978	3,840
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	2,312	2,281
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	137	135
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	90,651	91,015
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	4,057	4,152
	Fannie Mae Pool #FS5517 6.00% 7/1/2053[1]	3,207	3,290
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	393	401
	Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	962	903
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	6,387	6,165
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	95	96
	Fannie Mae Pool #BY8355 6.00% 8/1/2053[1]	9,241	9,439
	Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]	1,436	1,468
	Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	61	57
	Fannie Mae Pool #MA5135 4.00% 9/1/2053[1]	32	30
	Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	32,071	32,742
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	999	1,018
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	85,112	87,871
	Fannie Mae Pool #CB7316 4.00% 10/1/2053[1]	73	69
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	9,725	9,905
	Fannie Mae Pool #CB7341 6.00% 10/1/2053[1]	4,404	4,517
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	8,792	9,135
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	2,926	3,026
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	9,596	9,006
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[1]	90	84
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	25,171	24,828
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	3,468	3,488
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	1,086	1,094
	Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	34,847	35,622
	Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	24,149	24,690
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	11,439	11,651
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	9,160	9,539
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	4,423	4,581
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	2,480	2,496
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	255	256
	Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	8,809	8,976
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	5,433	5,554
	Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	178,038	184,272
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	6,691	6,968
	Fannie Mae Pool #CB7923 4.00% 1/1/2054[1]	35	33
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	20,911	21,376
	Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	13,621	13,917
	Fannie Mae Pool #MA5248 6.50% 1/1/2054[1]	44,498	45,923
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	22,467	23,253
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	18,816	19,541
	Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	1,139	1,188
	Fannie Mae Pool #MA5249 7.00% 1/1/2054[1]	52,639	55,235
	Fannie Mae Pool #FS7990 4.00% 2/1/2054[1]	46	43
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	31,020	29,939
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	790	794
	Fannie Mae Pool #CB8003 6.00% 2/1/2054[1]	64,433	65,828
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	27,708	28,308
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,340	7,517
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	943	959
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	24,260	25,107
	Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	4,763	4,961
	Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	7,225	6,779
	Fannie Mae Pool #FS9508 4.50% 3/1/2054[1]	19,358	18,683
	Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	17,302	17,433
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	10,989	11,076
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	6,715	6,730
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	29,463	30,099
	Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	26,642	27,335
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	8,298	8,510
	Fannie Mae Pool #CB8226 6.50% 3/1/2054[1]	36,937	38,394

U.S. Government Securities Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	USD3,820	$3,974
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	33,839	34,095
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	7,306	7,344
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	18,661	19,424
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	1,494	1,520
	Fannie Mae Pool #CB8507 6.50% 5/1/2054[1]	25,161	26,135
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	20,617	19,344
	Fannie Mae Pool #MA5388 5.50% 6/1/2054[1]	18,108	18,150
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	4,472	4,586
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	2,875	2,937
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	2,494	2,558
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	2,322	2,377
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	1,067	1,085
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	2,860	2,971
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	2,833	2,927
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	2,856	2,874
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	1,802	1,811
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	8,832	9,041
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	8,554	8,777
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	6,752	6,869
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	6,658	6,831
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	5,722	5,858
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	4,071	4,143
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	2,157	2,207
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	1,420	1,444
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	668	680
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	31,140	32,430
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	7,102	7,395
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	4,405	4,585
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	3,029	3,140
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,709	1,780
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	485	455
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	5,630	5,775
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	5,653	5,751
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	5,081	5,174
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	4,975	5,069
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	3,263	3,333
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	2,864	2,925
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	2,291	2,345
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	1,183	1,215
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	962	978
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	877	898
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	824	843
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	603	614
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	15,385	15,980
	Fannie Mae Pool #FS8762 6.50% 8/1/2054[1]	2,550	2,648
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	989	1,029
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	14,843	14,902
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	8,823	8,885
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]	4,701	4,749
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	4,226	4,258
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	113	113
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	5,834	5,970
	Fannie Mae Pool #BU5048 6.00% 9/1/2054[1]	4,106	4,212
	Fannie Mae Pool #FS9004 6.00% 9/1/2054[1]	1,216	1,242
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[1]	688	704
	Fannie Mae Pool #DC1349 6.50% 9/1/2054[1]	8,407	8,684
	Fannie Mae Pool #DC2687 4.00% 10/1/2054[1]	1,667	1,564
	Fannie Mae Pool #BU5049 6.50% 10/1/2054[1]	4,094	4,269
	Fannie Mae Pool #DC6572 4.00% 11/1/2054[1]	924	867
	Fannie Mae Pool #DC6548 4.00% 11/1/2054[1]	44	41
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	8,257	8,308
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	12,385	12,693
	Fannie Mae Pool #BU5361 5.00% 12/1/2054[1]	6,688	6,589
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[1]	5,184	5,216
	Fannie Mae Pool #BU5234 5.50% 12/1/2054[1]	2,765	2,782
	Fannie Mae Pool #BU5358 6.00% 12/1/2054[1]	3,476	3,558

7	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DC8825 6.50% 12/1/2054[1]	USD535	$555
	Fannie Mae Pool #MB0294 4.00% 1/1/2055[1]	1,766	1,657
	Fannie Mae Pool #MA5583 4.00% 1/1/2055[1]	484	454
	Fannie Mae Pool #CB9736 4.50% 1/1/2055[1]	989	955
	Fannie Mae Pool #CB9737 5.00% 1/1/2055[1]	12,840	12,649
	Fannie Mae Pool #MA5585 5.00% 1/1/2055[1]	1,992	1,961
	Fannie Mae Pool #MA5586 5.50% 1/1/2055[1]	1,244	1,247
	Fannie Mae Pool #CB9821 6.00% 1/1/2055[1]	13,711	14,028
	Fannie Mae Pool #MA5611 4.00% 2/1/2055[1]	57	53
	Fannie Mae Pool #MA5615 6.00% 2/1/2055[1]	14,532	14,782
	Fannie Mae Pool #MA5647 6.00% 3/1/2055[1]	4,622	4,702
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	12,400	11,670
	Fannie Mae Pool #BF0141 5.50% 9/1/2056[1]	360	373
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	16,501	14,874
	Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	6,412	5,779
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	10,569	9,526
	Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	6,703	6,041
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	22,336	19,022
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	18,064	14,713
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	4,461	4,319
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[1]	7,440	6,370
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	5,610	5,007
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	4,564	4,074
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[1]	7,611	7,093
	Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	51	51
	Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.746% 7/25/2036[1,3]	194	193
	Fannie Mae, Series 1999-T2, Class A1, 7.467% 1/19/2039[1,3]	68	68
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	23	23
	Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[1]	172	150
	Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036[1]	243	214
	Freddie Mac Pool #QS0124 1.50% 11/1/2030[1]	281	264
	Freddie Mac Pool #ZS1044 6.50% 2/1/2036[1]	1	1
	Freddie Mac Pool #ZI5486 6.50% 9/1/2036[1]	2	2
	Freddie Mac Pool #C91909 4.00% 11/1/2036[1]	47	46
	Freddie Mac Pool #1H1354 7.008% 11/1/2036[1,3]	42	43
	Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	2,292	1,985
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	911	925
	Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	4,119	3,562
	Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	55,665	47,714
	Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	86,877	75,122
	Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	7,997	6,917
	Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	6,295	5,408
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	33,594	28,712
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	8,300	7,095
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	17,842	15,226
	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	111,587	97,934
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	31	30
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	238	224
	Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	337	316
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	259	243
	Freddie Mac Pool #G61082 3.00% 7/1/2043[1]	2,836	2,582
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,234	1,155
	Freddie Mac Pool #760012 4.915% 4/1/2045[1,3]	572	577
	Freddie Mac Pool #760013 5.153% 4/1/2045[1,3]	395	400
	Freddie Mac Pool #760014 3.645% 8/1/2045[1,3]	559	554
	Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	6,864	6,398
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	1,259	1,145
	Freddie Mac Pool #G60744 3.50% 7/1/2046[1]	1,602	1,483
	Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	2,557	2,377
	Freddie Mac Pool #760015 3.223% 1/1/2047[1,3]	1,313	1,266
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	456	415
	Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	461	420
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	671	620
	Freddie Mac Pool #ZT0538 3.50% 3/1/2048[1]	1,368	1,263
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	491	454
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	449	416

U.S. Government Securities Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	USD378	$349
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	374	348
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	319	297
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	256	236
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	201	188
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	127	118
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	118	110
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	20,770	19,825
	Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	125	115
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	594	567
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	526	502
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	284	271
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	253	234
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	149	138
	Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	107	99
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	925	881
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	272	266
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,133	1,113
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	567	556
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	411	402
	Freddie Mac Pool #ZN4636 3.00% 10/1/2048[1]	8,326	7,366
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[1]	617	606
	Freddie Mac Pool #ZA6700 3.50% 4/1/2049[1]	8,849	8,122
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,447	1,334
	Freddie Mac Pool #SD7502 3.50% 7/1/2049[1]	6,006	5,514
	Freddie Mac Pool #QA1442 3.50% 8/1/2049[1]	3,462	3,181
	Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	1,460	1,292
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	439	405
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	3,516	3,252
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	3,450	3,191
	Freddie Mac Pool #RA2003 4.50% 1/1/2050[1]	5,058	4,937
	Freddie Mac Pool #SD7513 3.50% 4/1/2050[1]	61,298	56,473
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	371	327
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	12,325	9,958
	Freddie Mac Pool #QB5838 2.50% 11/1/2050[1]	166	139
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	389	313
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	648	523
	Freddie Mac Pool #QC1187 2.50% 4/1/2051[1]	18,175	15,209
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	24,443	19,859
	Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	5,097	4,311
	Freddie Mac Pool #QC3551 2.50% 7/1/2051[1]	4,292	3,611
	Freddie Mac Pool #QC4231 2.50% 7/1/2051[1]	39	33
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	1,386	1,229
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	5,669	4,816
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	1,828	1,617
	Freddie Mac Pool #RA6107 2.50% 10/1/2051[1]	4,934	4,128
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	466	413
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	5,062	4,114
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	5,381	4,567
	Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	3,888	3,313
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	828	665
	Freddie Mac Pool #SD0778 2.50% 12/1/2051[1]	384	322
	Freddie Mac Pool #QD2075 2.50% 12/1/2051[1]	73	61
	Freddie Mac Pool #RA6493 2.50% 12/1/2051[1]	30	25
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[1]	10,243	8,571
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	2,778	2,364
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	877	777
	Freddie Mac Pool #RA6913 2.00% 2/1/2052[1]	426	342
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	402	323
	Freddie Mac Pool #SD2962 2.50% 2/1/2052[1]	51	43
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	25,860	23,859
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	1,799	1,645
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	1,897	1,523
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	263	212
	Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,171	1,843
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	15,470	13,697
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,723	1,382

9	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[1]	USD3,879	$3,246
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	1,251	1,064
	Freddie Mac Pool #8D0226 2.539% 5/1/2052[1,3]	5,656	5,151
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	59,758	52,156
	Freddie Mac Pool #QE1719 4.00% 5/1/2052[1]	758	713
	Freddie Mac Pool #SD6496 2.00% 6/1/2052[1]	3,047	2,450
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	34,499	30,097
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	13,782	13,317
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	1,425	1,193
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	33,407	29,164
	Freddie Mac Pool #QE6074 4.00% 7/1/2052[1]	323	303
	Freddie Mac Pool #QE5611 4.00% 7/1/2052[1]	114	107
	Freddie Mac Pool #QE4998 4.00% 7/1/2052[1]	86	81
	Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	49	46
	Freddie Mac Pool #SD1343 4.00% 8/1/2052[1]	486	457
	Freddie Mac Pool #QE8992 4.00% 8/1/2052[1]	347	326
	Freddie Mac Pool #SD1441 4.00% 8/1/2052[1]	213	200
	Freddie Mac Pool #SD1382 4.00% 8/1/2052[1]	59	55
	Freddie Mac Pool #QE6678 4.00% 8/1/2052[1]	49	46
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	2,330	2,250
	Freddie Mac Pool #SD8251 5.50% 8/1/2052[1]	809	816
	Freddie Mac Pool #QE9618 4.00% 9/1/2052[1]	2,547	2,393
	Freddie Mac Pool #QE9610 4.00% 9/1/2052[1]	2,335	2,194
	Freddie Mac Pool #QE9349 4.00% 9/1/2052[1]	888	836
	Freddie Mac Pool #QF0105 4.00% 9/1/2052[1]	652	612
	Freddie Mac Pool #QE9564 4.00% 9/1/2052[1]	525	493
	Freddie Mac Pool #QF0666 4.00% 9/1/2052[1]	299	280
	Freddie Mac Pool #QF1655 4.00% 9/1/2052[1]	53	50
	Freddie Mac Pool #QE9805 4.00% 9/1/2052[1]	29	27
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	10,853	10,486
	Freddie Mac Pool #SD8245 4.50% 9/1/2052[1]	3,828	3,694
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	2,681	2,589
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	1,579	1,526
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	52,171	51,541
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	5,285	4,964
	Freddie Mac Pool #QF1730 4.00% 10/1/2052[1]	562	529
	Freddie Mac Pool #QF1221 4.00% 10/1/2052[1]	408	383
	Freddie Mac Pool #QF1575 4.00% 10/1/2052[1]	276	259
	Freddie Mac Pool #QF1925 4.00% 10/1/2052[1]	238	223
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	15,546	15,016
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	1,039	1,004
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	14,689	14,513
	Freddie Mac Pool #SD1968 4.00% 11/1/2052[1]	45,372	42,645
	Freddie Mac Pool #QF2443 4.00% 11/1/2052[1]	1,992	1,872
	Freddie Mac Pool #QF4190 4.00% 11/1/2052[1]	444	417
	Freddie Mac Pool #QF3165 4.00% 11/1/2052[1]	274	257
	Freddie Mac Pool #QF3906 4.00% 11/1/2052[1]	229	216
	Freddie Mac Pool #QF3985 4.00% 11/1/2052[1]	30	28
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	18,232	17,890
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	859	830
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	26,108	26,332
	Freddie Mac Pool #QF4668 4.00% 12/1/2052[1]	501	470
	Freddie Mac Pool #QF5391 4.00% 12/1/2052[1]	31	29
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	21,070	20,809
	Freddie Mac Pool #QF4188 5.50% 12/1/2052[1]	849	855
	Freddie Mac Pool #QF4136 5.50% 12/1/2052[1]	320	322
	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	59,667	61,963
	Freddie Mac Pool #QF5422 4.00% 1/1/2053[1]	1,168	1,097
	Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	105	98
	Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	596	575
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	202,892	199,874
	Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	160,509	164,119
	Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]	566	586
	Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	4,295	4,034
	Freddie Mac Pool #SD2238 4.00% 2/1/2053[1]	1,881	1,766
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	9,484	9,561
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	10,344	10,561

U.S. Government Securities Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ0150 4.00% 3/1/2053[1]	USD649	$609
	Freddie Mac Pool #QF8351 5.50% 3/1/2053[1]	1,751	1,763
	Freddie Mac Pool #RA8748 6.00% 3/1/2053[1]	11,487	11,785
	Freddie Mac Pool #QG1221 4.00% 4/1/2053[1]	3,956	3,712
	Freddie Mac Pool #SD2738 4.00% 4/1/2053[1]	957	900
	Freddie Mac Pool #QG2329 4.00% 4/1/2053[1]	54	51
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	743	717
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	6,965	6,879
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	467	461
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	11,880	11,937
	Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	11,065	11,319
	Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	5,755	5,884
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	4,852	4,558
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	1,087	1,050
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	6,882	6,791
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	15,890	15,954
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	5,577	5,622
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	5,330	5,371
	Freddie Mac Pool #QG2197 5.50% 5/1/2053[1]	4,076	4,117
	Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]	1	1
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	96,776	98,954
	Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	11,196	11,458
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	15,666	15,456
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	68,262	68,525
	Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	35,407	35,578
	Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	540	545
	Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]	41	42
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	233,274	238,177
	Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	11,256	11,508
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	5,594	5,740
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	4,939	5,064
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	3,555	3,640
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	2,559	2,654
	Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	2,339	2,392
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	10,536	10,941
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	9,304	9,639
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	8,816	9,207
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	8,650	9,048
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	6,144	6,432
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	4,608	4,804
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	3,261	3,376
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	2,741	2,892
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	139	137
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	260,752	261,838
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	9,489	9,541
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	25,540	26,101
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	148	152
	Freddie Mac Pool #RA9381 6.50% 7/1/2053[1]	18,638	19,385
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	7,194	6,751
	Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]	14,767	14,944
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	263,850	269,395
	Freddie Mac Pool #QG9159 6.00% 8/1/2053[1]	11,200	11,464
	Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]	3,507	3,583
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	1,213	1,239
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	19,037	19,163
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	22,830	23,338
	Freddie Mac Pool #RJ0046 4.00% 10/1/2053[1]	34	32
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	60,792	61,920
	Freddie Mac Pool #SD4546 6.00% 10/1/2053[1]	27,117	27,717
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	156,542	161,593
	Freddie Mac Pool #RJ0108 6.50% 10/1/2053[1]	39,720	41,257
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	896	840
	Freddie Mac Pool #RJ0135 4.00% 11/1/2053[1]	25	24
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	9,507	9,176
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	15,670	15,456
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	11,851	12,108
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	6,057	6,296

11	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8385 6.50% 12/1/2053[1]	USD124	$128
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	42,875	44,990
	Freddie Mac Pool #SD6284 2.00% 1/1/2054[1]	3,115	2,499
	Freddie Mac Pool #QH7466 4.00% 1/1/2054[1]	938	880
	Freddie Mac Pool #SD4699 6.00% 1/1/2054[1]	51,212	52,369
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	18,157	18,551
	Freddie Mac Pool #SD4730 6.00% 1/1/2054[1]	6,490	6,658
	Freddie Mac Pool #SD8397 6.50% 1/1/2054[1]	40,689	42,039
	Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	5,361	5,583
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	5,294	5,474
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	4,806	4,974
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	49,203	51,629
	Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	2,041	1,915
	Freddie Mac Pool #SD8413 4.00% 2/1/2054[1]	25	24
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	2,134	2,144
	Freddie Mac Pool #SD4906 6.00% 2/1/2054[1]	16,638	17,038
	Freddie Mac Pool #RJ0940 6.00% 2/1/2054[1]	13,609	13,903
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	4,679	4,763
	Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	3,578	3,665
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	3,383	3,443
	Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	21,589	22,345
	Freddie Mac Pool #RJ1106 4.00% 3/1/2054[1]	288	270
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	27,105	27,167
	Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	16,684	16,781
	Freddie Mac Pool #SD5117 6.00% 3/1/2054[1]	40,173	41,148
	Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	1,985	2,026
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	5,779	5,974
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	8,031	8,092
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,370	1,376
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	1,742	1,784
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	1,264	1,291
	Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	928	950
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	5,244	5,455
	Freddie Mac Pool #QI4365 6.50% 4/1/2054[1]	2,499	2,585
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[1]	6,813	6,869
	Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	8,548	8,732
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	1,648	1,691
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	54	55
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	32,630	33,902
	Freddie Mac Pool #RJ1535 6.50% 5/1/2054[1]	16,519	17,158
	Freddie Mac Pool #SD5419 6.50% 5/1/2054[1]	4,362	4,516
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	8,129	8,010
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	1,944	1,957
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	4,228	4,328
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	2,964	3,043
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	4	4
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	66,054	68,279
	Freddie Mac Pool #RJ1792 6.50% 6/1/2054[1]	38,337	39,906
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	13,775	14,312
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	8,425	8,774
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	4,838	5,048
	Freddie Mac Pool #SD8458 4.00% 7/1/2054[1]	3,347	3,140
	Freddie Mac Pool #SD8446 5.50% 7/1/2054[1]	16,426	16,464
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	1,430	1,439
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	19,520	20,104
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	14,050	14,348
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	13,172	13,484
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	6,537	6,646
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	6,229	6,384
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	4,482	4,576
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	2,506	2,562
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	2,373	2,430
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	93,131	96,272
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	30,716	31,957
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	4,315	4,492
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	5,481	5,502
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	4,526	4,560

U.S. Government Securities Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	USD3,739	$3,758
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	3,171	3,195
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	580	585
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	42,840	43,643
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	19,774	20,194
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	3,566	3,650
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	2,448	2,491
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	1,721	1,766
	Freddie Mac Pool #SD6530 6.50% 8/1/2054[1]	53,777	55,927
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	30,348	31,582
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	10,753	11,190
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	10,654	11,065
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	6,544	6,763
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	3,927	4,089
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,720	2,832
	Freddie Mac Pool #QJ1576 6.50% 8/1/2054[1]	1,161	1,200
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	8,764	8,799
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[1]	8,530	8,614
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	3,656	3,688
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	3,291	3,315
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	233	233
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	12,286	12,582
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	6,838	6,998
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	6,340	6,504
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	5,844	6,007
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	3,818	3,899
	Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	2,784	2,844
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	26,417	27,372
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	9,329	9,649
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	6,168	6,395
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,482	3,626
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	3,332	3,445
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,865	1,933
	Freddie Mac Pool #SD6531 6.50% 9/1/2054[1]	806	838
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	434	451
	Freddie Mac Pool #QJ6847 4.00% 10/1/2054[1]	794	745
	Freddie Mac Pool #RJ2625 5.50% 10/1/2054[1]	14,458	14,550
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[1]	3,574	3,582
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	9,049	9,359
	Freddie Mac Pool #QJ9488 4.00% 11/1/2054[1]	4,970	4,663
	Freddie Mac Pool #QJ8917 4.00% 11/1/2054[1]	492	462
	Freddie Mac Pool #QJ8517 4.00% 11/1/2054[1]	75	71
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	8,323	8,033
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	4,967	4,891
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	11,837	11,884
	Freddie Mac Pool #QX0310 5.50% 11/1/2054[1]	1,282	1,288
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	11,474	11,296
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	8,607	8,488
	Freddie Mac Pool #QX1743 5.00% 12/1/2054[1]	5,731	5,646
	Freddie Mac Pool #RJ3012 5.00% 12/1/2054[1]	3,657	3,608
	Freddie Mac Pool #QX2834 5.00% 12/1/2054[1]	1,863	1,835
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	2,642	2,647
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	1,824	1,833
	Freddie Mac Pool #QX1881 6.00% 12/1/2054[1]	3,366	3,445
	Freddie Mac Pool #QX0923 6.50% 12/1/2054[1]	6,461	6,676
	Freddie Mac Pool #SD8492 5.00% 1/1/2055[1]	6,115	6,020
	Freddie Mac Pool #SD8494 5.50% 1/1/2055[1]	10,925	10,949
	Freddie Mac Pool #RJ3240 6.00% 1/1/2055[1]	48,228	49,376
	Freddie Mac Pool #RJ3305 6.00% 1/1/2055[1]	13,932	14,251
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[1]	8,592	8,878
	Freddie Mac Pool #SD8503 4.00% 2/1/2055[1]	322	302
	Freddie Mac Pool #RJ3264 4.50% 2/1/2055[1]	24,110	23,265
	Freddie Mac Pool #SD8507 6.00% 2/1/2055[1]	2,600	2,644
	Freddie Mac Pool #SD8512 4.00% 3/1/2055[1]	9,844	9,234
	Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 4.703% 5/15/2036[1,3]	362	359
	Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 8/25/2026[1]	3,507	3,423

13	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]	USD1,370	$1,342
	Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[1]	560	550
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	50,000	50,158
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	130	113
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	305	264
	Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	111	103
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	13,071	12,240
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	8,848	7,732
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,777	1,570
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	14,846	13,864
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	14,670	13,662
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	9,291	7,951
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	9,644	8,694
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	5,459	4,927
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	3,056	2,927
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	10,484	9,375
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[1]	1,541	1,373
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]	2,401	2,309
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	7,757	6,917
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	2,812	2,681
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	16,854	15,999
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	8,933	7,953
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	3,956	3,534
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	384	366
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	10,338	9,578
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	10,152	9,834
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	50,330	48,792
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	32,982	31,154
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	17,701	16,683
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	12,374	11,335
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	4,381	3,811
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	45,785	43,838
	Government National Mortgage Assn. 3.00% 3/1/2055[1,4]	4,925	4,382
	Government National Mortgage Assn. 3.50% 3/1/2055[1,4]	12,784	11,731
	Government National Mortgage Assn. 4.00% 3/1/2055[1,4]	6,598	6,219
	Government National Mortgage Assn. 5.50% 3/1/2055[1,4]	49,887	50,018
	Government National Mortgage Assn. 4.00% 4/1/2055[1,4]	355,160	334,639
	Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029[1]	63	64
	Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032[1]	157	161
	Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034[1]	668	647
	Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037[1]	59	60

U.S. Government Securities Fund	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	USD90	$95
	Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038[1]	11	11
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	33	33
	Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038[1]	58	59
	Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038[1]	52	53
	Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038[1]	54	54
	Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039[1]	401	416
	Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039[1]	93	89
	Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039[1]	11	11
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	203	206
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	525	554
	Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	334	331
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	806	827
	Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040[1]	122	122
	Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040[1]	97	98
	Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041[1]	26	26
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	1,490	1,504
	Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041[1]	45	46
	Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041[1]	81	76
	Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041[1]	61	60
	Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041[1]	417	385
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	3,456	3,386
	Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042[1]	883	851
	Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042[1]	358	345
	Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043[1]	534	488
	Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	10	10
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	19	19
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	10,104	8,307
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	4,339	3,703
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	11,448	9,413
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	25,700	22,045
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,400	3,715
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	8,633	7,277
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	46,416	39,355
	Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	16,995	14,389
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	39,672	33,829
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	5,414	4,645
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	20,892	17,843
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	13,057	11,134
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	9,773	8,256
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	3,853	3,431
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	26,008	23,946
	Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]	297	255
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	4,815	4,429
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	25,531	23,445
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	41,635	39,295
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	4,755	4,489
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	3,049	2,881
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	35,611	34,441
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	39,109	37,824
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	14,917	14,421
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	14,386	13,578
	Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]	68,693	64,779
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	17,266	16,675
	Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055[1]	21,854	20,608
	Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055[1]	27,339	25,781
	Government National Mortgage Assn. Pool #892950 5.54% 7/20/2060[1,3]	31	31
	Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[1]	1	1
	Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[1]	9	9
	Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061[1]	1	1
	Government National Mortgage Assn. Pool #795471 5.041% 2/20/2062[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #759735 4.74% 3/20/2062[1]	1	— [2]
	Government National Mortgage Assn. Pool #767610 4.617% 11/20/2062[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #767641 4.454% 5/20/2063[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #795533 4.779% 5/20/2063[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #894475 6.858% 10/20/2063[1,3]	314	320
	Government National Mortgage Assn. Pool #AG8068 4.778% 1/20/2064[1]	1	1

15	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #894482 6.846% 2/20/2064[1,3]	USD428	$437
	Government National Mortgage Assn. Pool #AG8149 5.056% 6/20/2064[1,3]	21	21
	Government National Mortgage Assn. Pool #AG8150 4.901% 7/20/2064[1]	2	2
	Government National Mortgage Assn. Pool #AG8155 5.171% 7/20/2064[1]	1	1
	Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064[1]	— [2]	— [2]
	Government National Mortgage Assn. Pool #AG8156 5.49% 7/20/2064[1,3]	5	5
	Government National Mortgage Assn. Pool #AG8194 4.39% 9/20/2064[1]	5	5
	Government National Mortgage Assn. Pool #AG8189 5.17% 9/20/2064[1]	1	1
	Government National Mortgage Assn. Pool #AL7438 4.694% 1/20/2065[1]	1	1
	Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033[1]	45	44
	Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.93% 5/20/2062[1,3]	89	89
	Government National Mortgage Assn., Series 2012-H20, Class PT, 5.121% 7/20/2062[1,3]	111	111
	Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.52% 10/20/2062[1,3]	114	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	5,474	4,046
	Uniform Mortgage-Backed Security 2.00% 3/1/2040[1,4]	24,100	21,757
	Uniform Mortgage-Backed Security 2.50% 3/1/2040[1,4]	23,455	21,699
	Uniform Mortgage-Backed Security 4.00% 3/1/2040[1,4]	16,000	15,591
	Uniform Mortgage-Backed Security 5.00% 3/1/2040[1,4]	10,000	10,053
	Uniform Mortgage-Backed Security 2.00% 3/1/2055[1,4]	30,168	24,138
	Uniform Mortgage-Backed Security 2.50% 3/1/2055[1,4]	23,339	19,510
	Uniform Mortgage-Backed Security 3.50% 3/1/2055[1,4]	62,747	56,922
	Uniform Mortgage-Backed Security 4.50% 3/1/2055[1,4]	3	3
	Uniform Mortgage-Backed Security 5.00% 3/1/2055[1,4]	3,500	3,443
	Uniform Mortgage-Backed Security 5.50% 3/1/2055[1,4]	41,091	41,148
	Uniform Mortgage-Backed Security 6.00% 3/1/2055[1,4]	75,060	76,298
	Uniform Mortgage-Backed Security 6.50% 3/1/2055[1,4]	227,989	234,885
	Uniform Mortgage-Backed Security 7.00% 3/1/2055[1,4]	498	521
	Uniform Mortgage-Backed Security 2.00% 4/1/2055[1,4]	50,846	40,708
	Uniform Mortgage-Backed Security 3.50% 4/1/2055[1,4]	36,128	32,770
	Uniform Mortgage-Backed Security 4.50% 4/1/2055[1,4]	64,899	62,455
	Uniform Mortgage-Backed Security 5.50% 4/1/2055[1,4]	15,955	15,964
	Uniform Mortgage-Backed Security 6.00% 4/1/2055[1,4]	58,724	59,626
	Uniform Mortgage-Backed Security 6.50% 4/1/2055[1,4]	1,213,810	1,248,964
	Uniform Mortgage-Backed Security 7.00% 4/1/2055[1,4]	68,326	71,415
	Uniform Mortgage-Backed Security 6.50% 5/1/2055[1,4]	153,199	157,474
			11,429,674

Collateralized mortgage-backed obligations 0.06%
	FARM Mortgage Trust, Series 2024-1, Class A, 4.709% 10/1/2053[1,3,5]	14,112	13,570
	Total mortgage-backed obligations		11,443,244

U.S. Treasury bonds & notes 41.40%
U.S. Treasury 37.32%
	U.S. Treasury 3.875% 3/31/2025	54,628	54,611
	U.S. Treasury 2.75% 5/15/2025	250	249
	U.S. Treasury 2.875% 5/31/2025	500	498
	U.S. Treasury 4.25% 5/31/2025	81,165	81,143
	U.S. Treasury 4.625% 6/30/2025	73,684	73,771
	U.S. Treasury 3.125% 8/15/2025	32,000	31,834
	U.S. Treasury 3.50% 9/15/2025	10,500	10,459
	U.S. Treasury 3.00% 9/30/2025	31,160	30,941
	U.S. Treasury 5.00% 9/30/2025	44,000	44,185
	U.S. Treasury 3.00% 10/31/2025	2,665	2,644
	U.S. Treasury 4.50% 11/15/2025	456	457
	U.S. Treasury 0.375% 12/31/2025	35,000	33,934
	U.S. Treasury 4.25% 12/31/2025	235,000	235,179
	U.S. Treasury 0.375% 1/31/2026	3,163	3,056
	U.S. Treasury 4.25% 1/31/2026	423,646	423,911
	U.S. Treasury 4.625% 2/28/2026	130,000	130,602
	U.S. Treasury 4.50% 3/31/2026	50,000	50,203
	U.S. Treasury 0.75% 4/30/2026	11,220	10,799
	U.S. Treasury 4.875% 4/30/2026	130,000	131,135
	U.S. Treasury 0.875% 6/30/2026	51,500	49,403
	U.S. Treasury 4.50% 7/15/2026	173,408	174,456

U.S. Government Securities Fund	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.375% 7/31/2026	USD595,000	$597,737
	U.S. Treasury 0.75% 8/31/2026	22,810	21,735
	U.S. Treasury 1.375% 8/31/2026	2,500	2,405
	U.S. Treasury 4.625% 9/15/2026	134,603	135,791
	U.S. Treasury 0.875% 9/30/2026	103,764	98,813
	U.S. Treasury 3.50% 9/30/2026	136,000	134,925
	U.S. Treasury 4.625% 11/15/2026	20,312	20,512
	U.S. Treasury 4.25% 11/30/2026	3,678	3,692
	U.S. Treasury 4.375% 12/15/2026	114,366	115,069
	U.S. Treasury 1.25% 12/31/2026	35,000	33,318
	U.S. Treasury 4.25% 12/31/2026	7,704	7,737
	U.S. Treasury 4.125% 1/31/2027	51,000	51,113
	U.S. Treasury 4.125% 2/15/2027	6,600	6,616
	U.S. Treasury 1.875% 2/28/2027	18,463	17,720
	U.S. Treasury 4.50% 4/15/2027	48,461	48,959
	U.S. Treasury 0.50% 4/30/2027	16,800	15,599
	U.S. Treasury 2.375% 5/15/2027	48,800	47,157
	U.S. Treasury 2.625% 5/31/2027	30,980	30,084
	U.S. Treasury 0.50% 6/30/2027	14,000	12,928
	U.S. Treasury 4.375% 7/15/2027	10,360	10,452
	U.S. Treasury 2.75% 7/31/2027	56,000	54,432
	U.S. Treasury 0.50% 8/31/2027	33,320	30,592
	U.S. Treasury 0.375% 9/30/2027	45,000	41,070
	U.S. Treasury 4.125% 9/30/2027	3,100	3,112
	U.S. Treasury 3.875% 10/15/2027	2,427	2,421
	U.S. Treasury 0.50% 10/31/2027	18,790	17,154
	U.S. Treasury 4.125% 11/15/2027	5,057	5,075
	U.S. Treasury 0.625% 11/30/2027	3,100	2,832
	U.S. Treasury 3.875% 11/30/2027	44,000	43,881
	U.S. Treasury 3.875% 12/31/2027	166,000	165,590
	U.S. Treasury 4.25% 1/15/2028	7,682	7,739
	U.S. Treasury 4.25% 2/15/2028	605,000	609,750
	U.S. Treasury 4.00% 2/29/2028	46,435	46,460
	U.S. Treasury 1.25% 3/31/2028	29,390	27,090
	U.S. Treasury 3.50% 4/30/2028	65,869	64,923
	U.S. Treasury 1.25% 5/31/2028	6,300	5,781
	U.S. Treasury 3.625% 5/31/2028	77,537	76,701
	U.S. Treasury 1.25% 6/30/2028	83,010	75,990
	U.S. Treasury 4.00% 6/30/2028	84,653	84,693
	U.S. Treasury 4.125% 7/31/2028	224,000	225,015
	U.S. Treasury 1.125% 8/31/2028	50,000	45,361
	U.S. Treasury 4.375% 8/31/2028	16,000	16,199
	U.S. Treasury 4.625% 9/30/2028	2,640	2,695
	U.S. Treasury 4.375% 11/30/2028	220,840	223,687
	U.S. Treasury 3.75% 12/31/2028	2,651	2,627
	U.S. Treasury 1.75% 1/31/2029	25,000	22,976
	U.S. Treasury 4.00% 1/31/2029	1,417	1,417
	U.S. Treasury 2.625% 2/15/2029	40,000	37,994
	U.S. Treasury 4.625% 4/30/2029	12,620	12,918
	U.S. Treasury 4.50% 5/31/2029	408,643	416,369
	U.S. Treasury 3.25% 6/30/2029	25,000	24,247
	U.S. Treasury 2.625% 7/31/2029	63,533	60,013
	U.S. Treasury 4.00% 7/31/2029	188,000	187,919
	U.S. Treasury 3.875% 9/30/2029	9,600	9,543
	U.S. Treasury 4.125% 10/31/2029	99,341	99,795
	U.S. Treasury 4.125% 11/30/2029	128,106	128,746
	U.S. Treasury 3.875% 12/31/2029	6,000	5,962
	U.S. Treasury 4.375% 12/31/2029	294,852	299,499
	U.S. Treasury 3.50% 1/31/2030	57,025	55,712
	U.S. Treasury 4.00% 2/28/2030	9,100	9,097
	U.S. Treasury 0.625% 5/15/2030	30,880	25,972
	U.S. Treasury 3.75% 5/31/2030	35,000	34,521
	U.S. Treasury 4.00% 7/31/2030	8,355	8,339
	U.S. Treasury 0.625% 8/15/2030	14,510	12,099
	U.S. Treasury 4.625% 9/30/2030	193,819	199,316
	U.S. Treasury 4.875% 10/31/2030	119,277	124,177
	U.S. Treasury 4.375% 11/30/2030	35,000	35,562

17	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 3.75% 12/31/2030	USD1,956	$1,925
	U.S. Treasury 4.25% 2/28/2031	8,000	8,076
	U.S. Treasury 1.625% 5/15/2031	39,550	34,271
	U.S. Treasury 4.25% 6/30/2031	120,000	121,086
	U.S. Treasury 4.125% 10/31/2031	1,112	1,113
	U.S. Treasury 1.375% 11/15/2031	20,000	16,823
	U.S. Treasury 4.125% 11/30/2031	42,310	42,371
	U.S. Treasury 4.50% 12/31/2031	4,814	4,928
	U.S. Treasury 4.375% 1/31/2032	20,000	20,326
	U.S. Treasury 1.875% 2/15/2032	16,949	14,670
	U.S. Treasury 2.75% 8/15/2032	7,514	6,855
	U.S. Treasury 3.50% 2/15/2033	63,745	61,002
	U.S. Treasury 3.875% 8/15/2033	44,841	43,932
	U.S. Treasury 4.00% 2/15/2034	34,006	33,536
	U.S. Treasury 4.375% 5/15/2034	76,116	77,178
	U.S. Treasury 3.875% 8/15/2034	26,014	25,367
	U.S. Treasury 4.25% 11/15/2034	170,978	171,623
	U.S. Treasury 5.00% 5/15/2037	1,500	1,612
	U.S. Treasury 4.625% 2/15/2040	580	595
	U.S. Treasury 1.125% 5/15/2040	3,660	2,331
	U.S. Treasury 1.125% 8/15/2040	33,890	21,378
	U.S. Treasury, interest only, 0% 11/15/2040[6]	15,000	7,264
	U.S. Treasury 1.375% 11/15/2040	33,948	22,202
	U.S. Treasury 1.875% 2/15/2041	22,549	15,938
	U.S. Treasury 4.75% 2/15/2041	6,330	6,568
	U.S. Treasury 2.25% 5/15/2041	34,863	26,005
	U.S. Treasury 1.75% 8/15/2041	71,620	48,854
	U.S. Treasury 3.125% 11/15/2041	100	84
	U.S. Treasury 2.375% 2/15/2042	20,300	15,179
	U.S. Treasury 3.25% 5/15/2042[6]	39,623	33,732
	U.S. Treasury 3.375% 8/15/2042	2,850	2,462
	U.S. Treasury 2.75% 11/15/2042	30,021	23,523
	U.S. Treasury 3.875% 2/15/2043	11,970	11,044
	U.S. Treasury 2.875% 5/15/2043	10,880	8,639
	U.S. Treasury 3.875% 5/15/2043	19,985	18,390
	U.S. Treasury 4.375% 8/15/2043	9,360	9,194
	U.S. Treasury 4.50% 2/15/2044	32,000	31,877
	U.S. Treasury 3.375% 5/15/2044	5,278	4,484
	U.S. Treasury 4.625% 11/15/2044	3,317	3,351
	U.S. Treasury 2.50% 2/15/2045[6]	60,000	43,728
	U.S. Treasury 3.00% 5/15/2045	3,350	2,655
	U.S. Treasury 2.875% 8/15/2045	100	77
	U.S. Treasury 2.50% 2/15/2046	8,997	6,473
	U.S. Treasury 3.00% 2/15/2047	34,802	27,107
	U.S. Treasury 2.75% 8/15/2047	14,222	10,524
	U.S. Treasury 2.75% 11/15/2047	7,375	5,444
	U.S. Treasury 3.00% 2/15/2048	15,529	11,986
	U.S. Treasury 3.125% 5/15/2048	6,500	5,121
	U.S. Treasury 3.00% 8/15/2048	27,802	21,373
	U.S. Treasury 2.25% 8/15/2049	13,076	8,553
	U.S. Treasury 2.375% 11/15/2049	17,921	12,018
	U.S. Treasury 2.00% 2/15/2050	61,360	37,703
	U.S. Treasury 1.25% 5/15/2050[6]	124,750	62,911
	U.S. Treasury 1.375% 8/15/2050	71,480	37,052
	U.S. Treasury 1.625% 11/15/2050[6]	292,196	161,709
	U.S. Treasury 1.875% 2/15/2051	42,054	24,793
	U.S. Treasury 2.375% 5/15/2051	100,450	66,746
	U.S. Treasury 2.00% 8/15/2051	72,003	43,589
	U.S. Treasury 1.875% 11/15/2051	20,830	12,192
	U.S. Treasury 2.25% 2/15/2052	500	321
	U.S. Treasury 2.875% 5/15/2052	29,000	21,410
	U.S. Treasury 4.00% 11/15/2052	19,214	17,590
	U.S. Treasury 3.625% 2/15/2053	7,855	6,724
	U.S. Treasury 4.125% 8/15/2053[6]	36,908	34,573
	U.S. Treasury 4.75% 11/15/2053	84,718	87,962
	U.S. Treasury 4.25% 2/15/2054	4,300	4,120

U.S. Government Securities Fund	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.625% 5/15/2054	USD71,042	$72,469
	U.S. Treasury 4.25% 8/15/2054[6]	104,362	100,177
	U.S. Treasury 4.50% 11/15/2054	6,580	6,589
			8,632,372

U.S. Treasury inflation-protected securities 4.08%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	78,698	79,010
	U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[7]	— [2]	— [2]
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[7]	42,864	42,457
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	96,509	95,483
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	45,829	44,816
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[7]	445,332	450,470
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	59,875	53,939
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[7]	86,196	86,995
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6,7]	46,521	36,339
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	1,922	1,204
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	— [2]	— [2]
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	24,773	21,128
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[7]	34,106	33,466
			945,307
	Total U.S. Treasury bonds & notes		9,577,679
Federal agency bonds & notes 1.41%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	227	224
	Fannie Mae 0.625% 4/22/2025	147,420	146,674
	Fannie Mae 0.75% 10/8/2027	21,700	19,987
	Fannie Mae 7.125% 1/15/2030	5,000	5,676
	Fannie Mae 0.875% 8/5/2030	63,500	53,701
	Federal Home Loan Bank 3.25% 11/16/2028	56,500	55,441
	Federal Home Loan Bank 5.50% 7/15/2036	1,000	1,096
	Tennessee Valley Authority 0.75% 5/15/2025	13,200	13,108
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,897
	Tennessee Valley Authority 4.65% 6/15/2035	4,480	4,559
	Tennessee Valley Authority 5.88% 4/1/2036	3,625	4,049
	Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048	3,300	3,295
	Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	1,223	1,164
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	3,125	3,108
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	745	740
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	747	733
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	3,430	3,334
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	990	962
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	650	627
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	595	566
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	735	692
	U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	780	724
	U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	545	503
			325,860
	Total bonds, notes & other debt instruments (cost: $21,744,700,000)		21,346,783

19	U.S. Government Securities Fund

Short-term securities 16.89%		Shares	Value (000)
Money market investments 10.81%
Capital Group Central Cash Fund 4.37%[8,9]		25,012,160	$2,501,716
	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 5.82%
U.S. Treasury 3/4/2025	4.122%	USD374,300	374,256
U.S. Treasury 3/6/2025	4.350	150,000	149,947
U.S. Treasury 3/25/2025	4.166	375,000	374,032
U.S. Treasury 4/8/2025	3.890	75,000	74,684
U.S. Treasury 4/22/2025	4.149	200,000	198,825
U.S. Treasury 4/24/2025	4.120	175,000	173,933
			1,345,677

Federal agency bills & notes 0.26%
	Coupon rate
Interest bearing bills & notes 0.26%
Federal Home Loan Bank (USD-SOFR + 1.50%) 5/2/2025[3]	4.375	60,000	59,998
			59,998
Total federal agency bills & notes			59,998
Total short-term securities (cost: $3,906,609,000)			3,907,391
Options purchased (equity style) 0.02%
Options purchased (equity style)*			4,299
Total options purchased (equity style) (cost: $3,892,000)			4,299
Total investment securities 109.19% (cost: $25,655,201,000)			25,258,473
Other assets less liabilities (9.19)%			(2,125,952)
Net assets 100.00%			$23,132,521
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2025 (000)
Call
3 Month SOFR Futures Option	2,500	3/14/2025	USD97.00	USD625,000	$15
3 Month SOFR Futures Option	7,547	9/12/2025	97.00	1,886,750	1,698
3 Month SOFR Futures Option	8,074	9/12/2025	98.00	2,018,500	757
3 Month SOFR Futures Option	1,318	12/12/2025	96.50	329,500	931
3 Month SOFR Futures Option	1,318	12/12/2025	97.00	329,500	552
3 Month SOFR Futures Option	1,318	12/12/2025	97.50	329,500	346
					$4,299

U.S. Government Securities Fund	20

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2025 (000)
30 Day Federal Funds Futures	Long	931	3/3/2025	USD371,150	$38
30 Day Federal Funds Futures	Long	67	5/1/2025	26,716	1
30 Day Federal Funds Futures	Long	132	8/1/2025	52,771	33
3 Month SOFR Futures	Short	89	3/19/2025	(21,279)	5
3 Month SOFR Futures	Long	2,245	6/18/2025	537,186	(3,592)
3 Month SOFR Futures	Short	116	9/17/2025	(27,827)	7
3 Month SOFR Futures	Long	4,449	3/18/2026	1,071,264	2,297
3 Month SOFR Futures	Long	193	6/17/2026	46,511	(284)
2 Year U.S. Treasury Note Futures	Long	38,511	7/3/2025	7,970,573	30,484
5 Year U.S. Treasury Note Futures	Long	61,663	7/3/2025	6,655,750	52,765
10 Year U.S. Treasury Note Futures	Long	11,096	6/30/2025	1,232,696	11,445
10 Year Ultra U.S. Treasury Note Futures	Long	9,703	6/30/2025	1,108,568	18,536
20 Year U.S. Treasury Note Futures	Short	11,248	6/30/2025	(1,328,319)	(15,016)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,802	6/30/2025	471,923	12,238
					$108,957
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD148,100	$1,962	$—	$1,962
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100	1,961	—	1,961
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373	2,292	—	2,292
SOFR	Annual	3.916%	Annual	7/11/2025	188,700	322	—	322
4.8189%	Annual	SOFR	Annual	8/25/2025	103,000	237	—	237
4.8195%	Annual	SOFR	Annual	9/1/2025	130,000	322	—	322
SOFR	Annual	4.63358%	Annual	10/31/2025	17,242	(46)	—	(46)
4.2035%	Annual	SOFR	Annual	1/10/2026	51,352	38	—	38
4.184%	Annual	SOFR	Annual	1/10/2026	51,352	30	—	30
4.2045%	Annual	SOFR	Annual	1/10/2026	13,496	10	—	10
4.27%	Annual	SOFR	Annual	2/16/2026	118,860	226	—	226
4.265%	Annual	SOFR	Annual	2/16/2026	58,987	109	—	109
4.3035%	Annual	SOFR	Annual	2/17/2026	35,408	79	—	79
4.2675%	Annual	SOFR	Annual	2/17/2026	34,181	64	—	64
4.2515%	Annual	SOFR	Annual	2/17/2026	35,065	61	—	61
4.3005%	Annual	SOFR	Annual	2/17/2026	24,555	54	—	54
4.288%	Annual	SOFR	Annual	2/17/2026	24,945	52	—	52
4.56%	Annual	SOFR	Annual	3/1/2026	375,000	1,857	—	1,857
4.568%	Annual	SOFR	Annual	3/1/2026	368,500	1,853	—	1,853
4.6275%	Annual	SOFR	Annual	3/20/2026	680,000	4,082	—	4,082
4.9005%	Annual	SOFR	Annual	4/17/2026	197,200	1,898	—	1,898
4.8755%	Annual	SOFR	Annual	4/18/2026	176,000	1,661	—	1,661
4.815%	Annual	SOFR	Annual	5/6/2026	439,800	4,057	—	4,057
4.723%	Annual	SOFR	Annual	5/7/2026	425,655	3,490	—	3,490
4.659%	Annual	SOFR	Annual	5/17/2026	683,600	5,290	—	5,290
SOFR	Annual	4.5265%	Annual	6/18/2026	66,200	(455)	—	(455)
SOFR	Annual	4.528%	Annual	6/18/2026	66,300	(456)	—	(456)
SOFR	Annual	4.5335%	Annual	6/18/2026	132,500	(921)	—	(921)
3.53%	Annual	SOFR	Annual	1/23/2027	96,800	(568)	—	(568)
3.5405%	Annual	SOFR	Annual	1/23/2027	160,200	(910)	—	(910)
3.535%	Annual	SOFR	Annual	1/23/2027	173,500	(1,003)	—	(1,003)
SOFR	Annual	4.186%	Annual	2/18/2027	816,400	(5,309)	—	(5,309)
3.761%	Annual	SOFR	Annual	2/20/2027	160,600	(239)	—	(239)

21	U.S. Government Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.7645%	Annual	SOFR	Annual	2/20/2027	USD320,800	$(455)	$—	$(455)
4.5895%	Annual	SOFR	Annual	5/6/2027	316,985	5,044	—	5,044
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	(1,460)	—	(1,460)
3.47%	Annual	SOFR	Annual	2/2/2028	43,700	(360)	—	(360)
3.624%	Annual	SOFR	Annual	2/20/2028	133,000	27	—	27
3.616%	Annual	SOFR	Annual	2/20/2028	64,000	3	—	3
3.6475%	Annual	SOFR	Annual	2/27/2028	268,700	174	—	174
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(733)	—	(733)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	3,159	—	3,159
SOFR	Annual	3.529%	Annual	1/29/2030	64,000	600	—	600
SOFR	Annual	3.5485%	Annual	1/29/2030	69,600	592	—	592
SOFR	Annual	3.528%	Annual	1/29/2030	52,400	494	—	494
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	33,759	—	33,759
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(864)	—	(864)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	(718)	—	(718)
3.353%	Annual	SOFR	Annual	4/19/2030	33,200	(598)	—	(598)
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	(615)	—	(615)
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	(613)	—	(613)
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(950)	—	(950)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	(708)	—	(708)
3.259%	Annual	SOFR	Annual	5/1/2030	33,100	(746)	—	(746)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(863)	—	(863)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	(821)	—	(821)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	(847)	—	(847)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	(4,192)	—	(4,192)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	17,274	—	17,274
SOFR	Annual	4.1615%	Annual	5/15/2033	4,500	(122)	—	(122)
SOFR	Annual	4.15%	Annual	5/15/2033	10,800	(284)	—	(284)
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	1,030	—	1,030
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000	252	—	252
SOFR	Annual	4.061%	Annual	8/24/2033	41,000	(830)	—	(830)
SOFR	Annual	3.9519%	Annual	8/25/2033	41,000	(507)	—	(507)
SOFR	Annual	3.8275%	Annual	9/1/2033	29,400	(99)	—	(99)
SOFR	Annual	3.6038%	Annual	1/8/2034	61,600	836	—	836
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	4,800	—	4,800
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(1,545)	—	(1,545)
3.616%	Annual	SOFR	Annual	8/5/2044	69,500	(2,564)	—	(2,564)
3.561%	Annual	SOFR	Annual	8/9/2044	59,700	(2,651)	—	(2,651)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	11,453	—	11,453
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	2,261	—	2,261
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	2,241	—	2,241
SOFR	Annual	2.974%	Annual	4/17/2053	10,400	1,437	—	1,437
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	1,325	—	1,325
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	1,247	—	1,247
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	1,218	—	1,218
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	1,243	—	1,243
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	1,526	—	1,526
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100	2,629	—	2,629
SOFR	Annual	3.085%	Annual	5/9/2053	10,600	1,263	—	1,263
SOFR	Annual	3.1135%	Annual	5/10/2053	10,600	1,211	—	1,211
SOFR	Annual	3.1605%	Annual	5/19/2053	12,800	1,360	—	1,360
SOFR	Annual	3.6765%	Annual	2/20/2054	39,763	621	—	621
SOFR	Annual	3.6815%	Annual	2/20/2054	36,100	532	—	532
SOFR	Annual	3.7205%	Annual	2/21/2054	30,136	238	—	238
SOFR	Annual	3.47875%	Annual	8/5/2054	53,000	2,622	—	2,622
SOFR	Annual	3.415%	Annual	8/9/2054	45,400	2,754	—	2,754
						$103,180	$—	$103,180

U.S. Government Securities Fund	22

Investments in affiliates9

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 10.81%
Money market investments 10.81%
Capital Group Central Cash Fund 4.37% [8]	$2,702,154	$6,593,763	$6,794,189	$349	$(361)	$2,501,716	$42,858

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,570,000, which represented
.06% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $217,549,000, which represented .94% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Rate represents the seven-day yield at 2/28/2025.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

23	U.S. Government Securities Fund

Financial statements
Statement of assets and liabilities at February 28, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $23,153,946)	$22,756,757
Affiliated issuers (cost: $2,501,255)	2,501,716	$25,258,473
Cash		2,700
Receivables for:
Sales of investments	5,184,238
Sales of fund’s shares	10,710
Dividends and interest	114,010
Variation margin on futures contracts	48,318
Variation margin on centrally cleared swap contracts	10,499	5,367,775
		30,628,948
Liabilities:
Payables for:
Purchases of investments	7,400,906
Repurchases of fund’s shares	71,527
Dividends on fund’s shares	1,135
Investment advisory services	3,366
Services provided by related parties	1,465
Trustees’ deferred compensation	426
Variation margin on futures contracts	6,698
Variation margin on centrally cleared swap contracts	10,880
Other	24	7,496,427
Net assets at February 28, 2025		$23,132,521
Net assets consist of:
Capital paid in on shares of beneficial interest		$26,471,803
Total distributable earnings (accumulated loss)		(3,339,282)
Net assets at February 28, 2025		$23,132,521

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,926,055 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,658,266	221,311	$12.01
Class C	59,305	4,971	11.93
Class T	9	1	12.01
Class F-1	77,487	6,452	12.01
Class F-2	890,915	74,168	12.01
Class F-3	890,535	74,132	12.01
Class 529-A	149,350	12,434	12.01
Class 529-C	5,073	426	11.91
Class 529-E	5,696	474	12.01
Class 529-T	11	1	12.01
Class 529-F-1	9	1	12.01
Class 529-F-2	25,884	2,155	12.01
Class 529-F-3	10	1	12.01
Class R-1	7,587	635	11.94
Class R-2	67,272	5,638	11.93
Class R-2E	7,465	622	12.00
Class R-3	98,259	8,185	12.00
Class R-4	100,564	8,370	12.01
Class R-5E	42,162	3,511	12.01
Class R-5	53,110	4,420	12.02
Class R-6	17,993,552	1,498,147	12.01

Refer to the notes to financial statements.

U.S. Government Securities Fund	24

Financial statements (continued)
Statement of operations for the six months ended February 28, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$469,964
Dividends from affiliated issuers	42,858	$512,822
Fees and expenses*:
Investment advisory services	26,774
Distribution services	4,888
Transfer agent services	3,051
Administrative services	3,335
529 plan services	50
Reports to shareholders	122
Registration statement and prospectus	659
Trustees’ compensation	73
Auditing and legal	22
Custodian	30
Other	27
Total fees and expenses before waiver	39,031
Less waiver of fees and expenses:
Investment advisory services waiver	5,071
Total fees and expenses after waiver		33,960
Net investment income		478,862
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(73,897)
Affiliated issuers	349
Options written	4,362
Futures contracts	(257,530)
Swap contracts	15,983	(310,733)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(51,953)
Affiliated issuers	(361)
Options written	887
Futures contracts	124,890
Swap contracts	(20,010)	53,453
Net realized gain (loss) and unrealized appreciation (depreciation)		(257,280)
Net increase (decrease) in net assets resulting from operations		$221,582
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

25	U.S. Government Securities Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended February 28,	Year ended August 31,
	2025*	2024

Operations:
Net investment income	$478,862	$905,341
Net realized gain (loss)	(310,733)	(376,530)
Net unrealized appreciation (depreciation)	53,453	817,458
Net increase (decrease) in net assets resulting from operations	221,582	1,346,269
Distributions paid or accrued to shareholders	(492,010)	(906,905)
Net capital share transactions	1,165,536	2,690,953
Total increase (decrease) in net assets	895,108	3,130,317
Net assets:
Beginning of period	22,237,413	19,107,096
End of period	$23,132,521	$22,237,413
*
Unaudited.
Refer to the notes to financial statements.

U.S. Government Securities Fund	26

Notes to financial statementsunaudited
1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

27	U.S. Government Securities Fund

Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

U.S. Government Securities Fund	28

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$11,443,244	$—	$11,443,244
U.S. Treasury bonds & notes	—	9,577,679	—	9,577,679
Federal agency bonds & notes	—	325,860	—	325,860
Short-term securities	2,501,716	1,405,675	—	3,907,391
Options purchased on futures (equity style)	4,299	—	—	4,299
Total	$2,506,015	$22,752,458	$—	$25,258,473

29	U.S. Government Securities Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$127,849	$—	$—	$127,849
Unrealized appreciation on centrally cleared interest rate swaps	—	137,232	—	137,232
Liabilities:
Unrealized depreciation on futures contracts	(18,892)	—	—	(18,892)
Unrealized depreciation on centrally cleared interest rate swaps	—	(34,052)	—	(34,052)
Total	$108,957	$103,180	$—	$212,137
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

U.S. Government Securities Fund	30

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities are subject to market risk, interest rate risk and credit risk. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in mortgage-related and other asset-backed securities  — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

31	U.S. Government Securities Fund

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.

U.S. Government Securities Fund	32

Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $10,565,171,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $24,337,817,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

33	U.S. Government Securities Fund

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $12,416,548,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$4,299	Investment securities	$—
Futures	Interest	Unrealized appreciation*	127,849	Unrealized depreciation*	18,892
Swap (centrally cleared)	Interest	Unrealized appreciation*	137,232	Unrealized depreciation*	34,052
			$269,380		$52,944

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(8,354)	Net unrealized appreciation (depreciation) on investments	$408
Options written (equity style)	Interest	Net realized gain (loss) on options written	4,362	Net unrealized appreciation (depreciation) on options written	887
Futures	Interest	Net realized gain (loss) on futures contracts	(257,530)	Net unrealized appreciation (depreciation) on futures contracts	124,890
Swap	Interest	Net realized gain (loss) on swap contracts	15,983	Net unrealized appreciation (depreciation) on swap contracts	(20,010)
			$(245,539)		$106,175
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

U.S. Government Securities Fund	34

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$7,820
Capital loss carryforward*	(2,805,154)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of February 28, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$426,034
Gross unrealized depreciation on investments	(631,844)
Net unrealized appreciation (depreciation) on investments	(205,810)
Cost of investments	25,676,420

35	U.S. Government Securities Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended February 28,	Year ended August 31,
Share class	2025	2024
Class A	$54,036	$112,840
Class C	1,051	2,737
Class T	— †	— †
Class F-1	1,707	4,363
Class F-2	18,488	34,759
Class F-3	20,383	38,256
Class 529-A	3,007	6,173
Class 529-C	93	234
Class 529-E	118	295
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	539	1,001
Class 529-F-3	— †	— †
Class R-1	125	255
Class R-2	1,146	2,516
Class R-2E	130	256
Class R-3	1,910	3,942
Class R-4	2,055	4,474
Class R-5E	895	1,716
Class R-5	1,095	2,135
Class R-6	385,232	690,953
Total	$492,010	$906,905
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2025, CRMC waived investment advisory services fees of $5,071,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $26,774,000, which were equivalent to an annualized rate of 0.241% of average daily net assets, were reduced to $21,703,000, which were equivalent to an annualized rate of 0.195% of average daily net assets.

U.S. Government Securities Fund	36

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

37	U.S. Government Securities Fund

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2025, the 529 plan services fees were $50,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.
For the six months ended February 28, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$3,586	$2,001	$398	Not applicable
Class C	314	47	9	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	103	83	13	Not applicable
Class F-2	Not applicable	472	127	Not applicable
Class F-3	Not applicable	2	136	Not applicable
Class 529-A	163	103	22	$40
Class 529-C	28	4	1	1
Class 529-E	15	2	1	2
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	10	4	7
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	36	3	1	Not applicable
Class R-2	250	114	10	Not applicable
Class R-2E	21	7	1	Not applicable
Class R-3	248	75	15	Not applicable
Class R-4	124	52	15	Not applicable
Class R-5E	Not applicable	32	6	Not applicable
Class R-5	Not applicable	14	7	Not applicable
Class R-6	Not applicable	30	2,569	Not applicable

Total class-specific expenses	$4,888	$3,051	$3,335	$50
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $73,000 in the fund’s statement of operations reflects $42,000 in current fees (either paid in cash or deferred) and a net increase of $31,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2025.

U.S. Government Securities Fund	38

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2025
Class A	$215,493	18,072	$53,208	4,457	$(319,947)	(26,894)	$(51,246)	(4,365)
Class C	6,908	580	1,029	87	(16,444)	(1,390)	(8,507)	(723)
Class T	—	—	—	—	—	—	—	—
Class F-1	5,701	476	1,671	140	(18,402)	(1,550)	(11,030)	(934)
Class F-2	184,255	15,485	17,438	1,461	(143,195)	(12,035)	58,498	4,911
Class F-3	136,943	11,453	19,117	1,601	(183,887)	(15,446)	(27,827)	(2,392)
Class 529-A	22,352	1,874	2,993	251	(24,631)	(2,070)	714	55
Class 529-C	964	81	92	8	(2,036)	(173)	(980)	(84)
Class 529-E	620	52	116	10	(2,244)	(188)	(1,508)	(126)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	6,536	549	535	45	(5,202)	(439)	1,869	155
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	476	41	125	10	(546)	(46)	55	5
Class R-2	7,794	659	1,138	96	(11,284)	(953)	(2,352)	(198)
Class R-2E	1,082	91	130	11	(698)	(59)	514	43
Class R-3	13,644	1,140	1,896	159	(16,642)	(1,402)	(1,102)	(103)
Class R-4	18,097	1,523	2,036	170	(25,406)	(2,125)	(5,273)	(432)
Class R-5E	6,144	518	891	75	(6,596)	(555)	439	38
Class R-5	12,874	1,077	1,090	91	(9,134)	(767)	4,830	401
Class R-6	1,583,700	133,149	385,251	32,278	(760,509)	(63,993)	1,208,442	101,434
Total net increase (decrease)	$2,223,583	186,820	$488,756	40,950	$(1,546,803)	(130,085)	$1,165,536	97,685
Refer to the end of the table for footnotes.

39	U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$368,630	31,063	$110,990	9,379	$(664,335)	(56,150)	$(184,715)	(15,708)
Class C	14,408	1,224	2,675	228	(46,903)	(3,995)	(29,820)	(2,543)
Class T	—	—	—	—	—	—	—	—
Class F-1	21,527	1,832	4,284	362	(57,919)	(4,933)	(32,108)	(2,739)
Class F-2	433,843	36,816	32,620	2,754	(387,649)	(32,783)	78,814	6,787
Class F-3	362,690	30,635	36,542	3,085	(289,875)	(24,455)	109,357	9,265
Class 529-A	40,248	3,387	6,138	519	(50,847)	(4,273)	(4,461)	(367)
Class 529-C	2,771	234	233	20	(4,655)	(396)	(1,651)	(142)
Class 529-E	1,015	86	294	25	(2,308)	(195)	(999)	(84)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	8,119	685	995	84	(8,431)	(705)	683	64
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	2,886	250	254	21	(2,588)	(221)	552	50
Class R-2	15,754	1,337	2,492	212	(26,166)	(2,227)	(7,920)	(678)
Class R-2E	1,658	140	255	21	(2,843)	(239)	(930)	(78)
Class R-3	28,839	2,435	3,906	330	(37,626)	(3,177)	(4,881)	(412)
Class R-4	37,502	3,164	4,439	375	(43,031)	(3,626)	(1,090)	(87)
Class R-5E	9,926	835	1,710	144	(10,098)	(855)	1,538	124
Class R-5	13,809	1,160	2,116	179	(17,848)	(1,501)	(1,923)	(162)
Class R-6	2,930,797	246,751	690,817	58,338	(851,107)	(71,912)	2,770,507	233,177
Total net increase (decrease)	$4,294,422	362,034	$900,760	76,076	$(2,504,229)	(211,643)	$2,690,953	226,467
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $31,782,068,000 and $32,909,477,000, respectively, during the six months ended February 28, 2025.
11. Ownership concentration

At February 28, 2025, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2030 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund and American Funds 2040 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11%, 11% and 10%, respectively. CRMC is the investment adviser to the three target date funds.

U.S. Government Securities Fund	40

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2025[5,6]	$12.16	$.23	$(.14 )	$.09	$(.24 )	$—	$(.24 )	$12.01	.78%[7]	$2,658	.70%[8]	.66%[8]	3.96%[8]
8/31/2024	11.93	.49	.23	.72	(.49 )	—	(.49 )	12.16	6.21	2,745.70		.66	4.12
8/31/2023	12.78	.32	(.84 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.13)	2,879.65		.65	2.62
8/31/2022	14.21	.28	(1.40)	(1.12)	(.31 )	—	(.31 )	12.78	(7.98)	3,317.61		.61	2.08
8/31/2021	14.95	.09	(.15 )	(.06 )	(.12 )	(.56 )	(.68 )	14.21	(.37 )	4,038.61		.61	.61
8/31/2020	14.10	.13	1.06	1.19	(.19 )	(.15 )	(.34 )	14.95	8.61	4,311.65		.65	.87
Class C:
2/28/2025[5,6]	12.08	.19	(.14 )	.05	(.20 )	—	(.20 )	11.93	.41 [7]	59	1.43 [8]	1.38 [8]	3.23 [8]
8/31/2024	11.85	.40	.23	.63	(.40 )	—	(.40 )	12.08	5.46	69	1.42	1.39	3.39
8/31/2023	12.70	.23	(.84 )	(.61 )	(.24 )	—	(.24 )	11.85	(4.82)	98	1.38	1.38	1.85
8/31/2022	14.14	.18	(1.40)	(1.22)	(.22 )	—	(.22 )	12.70	(8.65)	129	1.35	1.35	1.30
8/31/2021	14.90	(.02 )	(.13 )	(.15 )	(.05 )	(.56 )	(.61 )	14.14	(1.11)	176	1.31	1.31	(.11 )
8/31/2020	14.06	.03	1.06	1.09	(.10 )	(.15 )	(.25 )	14.90	7.95	213	1.34	1.34	.20
Class T:
2/28/2025[5,6]	12.16	.25	(.14 )	.11	(.26 )	—	(.26 )	12.01	.91 [7,9]	— [10]	.42 [8,9]	.37 [8,9]	4.23 [8,9]
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.53 [9]	— [10]	.39 [9]	.35 [9]	4.42 [9]
8/31/2023	12.78	.37	(.85 )	(.48 )	(.37 )	—	(.37 )	11.93	(3.80)[9]	— [10]	.31 [9]	.31 [9]	2.98 [9]
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.74)[9]	— [10]	.36 [9]	.36 [9]	2.37 [9]
8/31/2021	14.95	.13	(.15 )	(.02 )	(.16 )	(.56 )	(.72 )	14.21	(.11 )[9]	— [10]	.35 [9]	.35 [9]	.89 [9]
8/31/2020	14.09	.18	1.06	1.24	(.23 )	(.15 )	(.38 )	14.95	8.99 [9]	— [10]	.37 [9]	.37 [9]	1.21 [9]
Class F-1:
2/28/2025[5,6]	12.16	.23	(.14 )	.09	(.24 )	—	(.24 )	12.01	.77 [7]	78	.72 [8]	.67 [8]	3.94 [8]
8/31/2024	11.93	.48	.24	.72	(.49 )	—	(.49 )	12.16	6.19	90.72		.69	4.09
8/31/2023	12.78	.33	(.85 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.14)	121.66		.66	2.65
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30 )	—	(.30 )	12.78	(8.01)	132.65		.65	2.08
8/31/2021	14.95	.07	(.13 )	(.06 )	(.12 )	(.56 )	(.68 )	14.21	(.38 )	142.62		.62	.46
8/31/2020	14.10	.14	1.06	1.20	(.20 )	(.15 )	(.35 )	14.95	8.65	315.61		.61	.96
Class F-2:
2/28/2025[5,6]	12.16	.25	(.14 )	.11	(.26 )	—	(.26 )	12.01	.85 [7]	891	.39 [8]	.35 [8]	4.27 [8]
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.63	842.39		.36	4.42
8/31/2023	12.78	.36	(.85 )	(.49 )	(.36 )	—	(.36 )	11.93	(3.85)	745.36		.36	2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.73)	758.35		.35	2.36
8/31/2021	14.95	.13	(.14 )	(.01 )	(.17 )	(.56 )	(.73 )	14.21	(.09 )	866.32		.32	.91
8/31/2020	14.10	.17	1.07	1.24	(.24 )	(.15 )	(.39 )	14.95	8.95	844.34		.34	1.20
Class F-3:
2/28/2025[5,6]	12.17	.26	(.15 )	.11	(.27 )	—	(.27 )	12.01	.91 [7]	891	.28 [8]	.23 [8]	4.38 [8]
8/31/2024	11.93	.54	.24	.78	(.54 )	—	(.54 )	12.17	6.74	931.28		.25	4.53
8/31/2023	12.79	.37	(.85 )	(.48 )	(.38 )	—	(.38 )	11.93	(3.82)	802.25		.25	3.01
8/31/2022	14.22	.36	(1.43)	(1.07)	(.36 )	—	(.36 )	12.79	(7.56)	879.24		.24	2.64
8/31/2021	14.95	.15	(.14 )	.01	(.18 )	(.56 )	(.74 )	14.22	.02	718.21		.21	1.05
8/31/2020	14.10	.18	1.07	1.25	(.25 )	(.15 )	(.40 )	14.95	9.06	629.23		.23	1.26
Class 529-A:
2/28/2025[5,6]	12.16	.23	(.14 )	.09	(.24 )	—	(.24 )	12.01	.78 [7]	149	.70 [8]	.65 [8]	3.96 [8]
8/31/2024	11.93	.49	.23	.72	(.49 )	—	(.49 )	12.16	6.20	151.71		.68	4.11
8/31/2023	12.78	.32	(.84 )	(.52 )	(.33 )	—	(.33 )	11.93	(4.14)	152.67		.67	2.61
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30 )	—	(.30 )	12.78	(8.00)	177.63		.63	2.06
8/31/2021	14.95	.09	(.14 )	(.05 )	(.13 )	(.56 )	(.69 )	14.21	(.36 )	216.60		.60	.62
8/31/2020	14.10	.13	1.06	1.19	(.19 )	(.15 )	(.34 )	14.95	8.63	246.63		.63	.89
Refer to the end of the table for footnotes.

41	U.S. Government Securities Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2025[5,6]	$12.06	$.19	$(.15 )	$.04	$(.19 )	$—	$(.19 )	$11.91	.39%[7]	$5	1.47%[8]	1.42%[8]	3.19%[8]
8/31/2024	11.83	.39	.24	.63	(.40 )	—	(.40 )	12.06	5.43	6	1.45	1.42	3.36
8/31/2023	12.68	.22	(.83 )	(.61 )	(.24 )	—	(.24 )	11.83	(4.88)	8	1.44	1.44	1.81
8/31/2022	14.12	.17	(1.39)	(1.22)	(.22 )	—	(.22 )	12.68	(8.70)	10	1.40	1.40	1.22
8/31/2021	14.89	(.02 )	(.14 )	(.16 )	(.05 )	(.56 )	(.61 )	14.12	(1.10)	14	1.34	1.34	(.14 )
8/31/2020	14.05	.03	1.06	1.09	(.10 )	(.15 )	(.25 )	14.89	7.87	18	1.37	1.37	.23
Class 529-E:
2/28/2025[5,6]	12.16	.22	(.14 )	.08	(.23 )	—	(.23 )	12.01	.59 [7]	6	.91 [8]	.86 [8]	3.75 [8]
8/31/2024	11.92	.46	.24	.70	(.46 )	—	(.46 )	12.16	6.08	7.91		.87	3.91
8/31/2023	12.78	.30	(.86 )	(.56 )	(.30 )	—	(.30 )	11.92	(4.43)	8.88		.88	2.41
8/31/2022	14.21	.25	(1.40)	(1.15)	(.28 )	—	(.28 )	12.78	(8.18)	9.85		.85	1.81
8/31/2021	14.95	.06	(.15 )	(.09 )	(.09 )	(.56 )	(.65 )	14.21	(.58 )	12.82		.82	.39
8/31/2020	14.10	.10	1.06	1.16	(.16 )	(.15 )	(.31 )	14.95	8.40	14.85		.85	.68
Class 529-T:
2/28/2025[5,6]	12.16	.25	(.15 )	.10	(.25 )	—	(.25 )	12.01	.88 [7,9]	— [10]	.48 [8,9]	.44 [8,9]	4.18 [8,9]
8/31/2024	11.92	.51	.24	.75	(.51 )	—	(.51 )	12.16	6.52 [9]	— [10]	.49 [9]	.46 [9]	4.32 [9]
8/31/2023	12.78	.36	(.86 )	(.50 )	(.36 )	—	(.36 )	11.92	(3.94)[9]	— [10]	.36 [9]	.36 [9]	2.93 [9]
8/31/2022	14.21	.32	(1.42)	(1.10)	(.33 )	—	(.33 )	12.78	(7.79)[9]	— [10]	.40 [9]	.40 [9]	2.33 [9]
8/31/2021	14.95	.12	(.15 )	(.03 )	(.15 )	(.56 )	(.71 )	14.21	(.16 )[9]	— [10]	.40 [9]	.40 [9]	.84 [9]
8/31/2020	14.09	.17	1.06	1.23	(.22 )	(.15 )	(.37 )	14.95	8.93 [9]	— [10]	.43 [9]	.43 [9]	1.15 [9]
Class 529-F-1:
2/28/2025[5,6]	12.16	.24	(.14 )	.10	(.25 )	—	(.25 )	12.01	.87 [7,9]	— [10]	.51 [8,9]	.47 [8,9]	4.14 [8,9]
8/31/2024	11.93	.51	.23	.74	(.51 )	—	(.51 )	12.16	6.40 [9]	— [10]	.51 [9]	.48 [9]	4.29 [9]
8/31/2023	12.78	.35	(.85 )	(.50 )	(.35 )	—	(.35 )	11.93	(3.96)[9]	— [10]	.48 [9]	.48 [9]	2.82 [9]
8/31/2022	14.21	.31	(1.41)	(1.10)	(.33 )	—	(.33 )	12.78	(7.83)[9]	— [10]	.46 [9]	.46 [9]	2.28 [9]
8/31/2021	14.95	.08	(.11 )	(.03 )	(.15 )	(.56 )	(.71 )	14.21	(.17 )[9]	— [10]	.35 [9]	.35 [9]	.52 [9]
8/31/2020	14.10	.16	1.07	1.23	(.23 )	(.15 )	(.38 )	14.95	8.87	28.40		.40	1.14
Class 529-F-2:
2/28/2025[5,6]	12.17	.25	(.15 )	.10	(.26 )	—	(.26 )	12.01	.84 [7]	26	.41 [8]	.37 [8]	4.25 [8]
8/31/2024	11.93	.52	.24	.76	(.52 )	—	(.52 )	12.17	6.59	24.42		.39	4.39
8/31/2023	12.79	.37	(.86 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.90)	23.33		.33	2.97
8/31/2022	14.22	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.79	(7.74)	24.36		.36	2.38
8/31/2021[5,11]	14.89	.11	(.09 )	.02	(.13 )	(.56 )	(.69 )	14.22	.18 [7]	27	.38 [8]	.38 [8]	.94 [8]
Class 529-F-3:
2/28/2025[5,6]	12.17	.26	(.16 )	.10	(.26 )	—	(.26 )	12.01	.88 [7]	— [10]	.32 [8]	.27 [8]	4.34 [8]
8/31/2024	11.93	.53	.24	.77	(.53 )	—	(.53 )	12.17	6.69	— [10]	.33	.29	4.48
8/31/2023	12.79	.37	(.86 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.88)	— [10]	.31	.31	2.99
8/31/2022	14.22	.33	(1.41)	(1.08)	(.35 )	—	(.35 )	12.79	(7.68)	— [10]	.30	.30	2.44
8/31/2021[5,11]	14.89	.12	(.08 )	.04	(.15 )	(.56 )	(.71 )	14.22	.25 [7]	— [10]	.36 [8]	.29 [8]	1.04 [8]
Class R-1:
2/28/2025[5,6]	12.09	.19	(.14 )	.05	(.20 )	—	(.20 )	11.94	.44 [7]	8	1.36 [8]	1.32 [8]	3.30 [8]
8/31/2024	11.86	.41	.23	.64	(.41 )	—	(.41 )	12.09	5.52	8	1.36	1.33	3.45
8/31/2023	12.71	.24	(.84 )	(.60 )	(.25 )	—	(.25 )	11.86	(4.77)	7	1.33	1.33	1.98
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23 )	—	(.23 )	12.71	(8.62)	7	1.31	1.31	1.37
8/31/2021	14.91	— [12]	(.15 )	(.15 )	(.05 )	(.56 )	(.61 )	14.15	(1.02)	10	1.28	1.28	(.01 )
8/31/2020	14.07	.04	1.05	1.09	(.10 )	(.15 )	(.25 )	14.91	7.87	9	1.34	1.34	.26
Refer to the end of the table for footnotes.

U.S. Government Securities Fund	42

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2025[5,6]	$12.08	$.19	$(.14 )	$.05	$(.20 )	$—	$(.20 )	$11.93	.36%[7]	$67	1.36%[8]	1.32%[8]	3.30%[8]
8/31/2024	11.85	.41	.23	.64	(.41 )	—	(.41 )	12.08	5.61	70	1.36	1.33	3.45
8/31/2023	12.71	.24	(.85 )	(.61 )	(.25 )	—	(.25 )	11.85	(4.86)	77	1.34	1.34	1.94
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23 )	—	(.23 )	12.71	(8.62)	89	1.32	1.32	1.37
8/31/2021	14.91	(.01 )	(.14 )	(.15 )	(.05 )	(.56 )	(.61 )	14.15	(1.04)	107	1.30	1.30	(.09 )
8/31/2020	14.06	.03	1.07	1.10	(.10 )	(.15 )	(.25 )	14.91	7.97	128	1.32	1.32	.23
Class R-2E:
2/28/2025[5,6]	12.15	.21	(.14 )	.07	(.22 )	—	(.22 )	12.00	.59 [7]	7	1.09 [8]	1.04 [8]	3.58 [8]
8/31/2024	11.92	.44	.23	.67	(.44 )	—	(.44 )	12.15	5.80	7	1.09	1.06	3.73
8/31/2023	12.77	.27	(.84 )	(.57 )	(.28 )	—	(.28 )	11.92	(4.51)	8	1.06	1.06	2.23
8/31/2022	14.21	.22	(1.41)	(1.19)	(.25 )	—	(.25 )	12.77	(8.40)	9	1.05	1.05	1.60
8/31/2021	14.95	.03	(.14 )	(.11 )	(.07 )	(.56 )	(.63 )	14.21	(.75 )	12	1.02	1.02	.19
8/31/2020	14.10	.05	1.09	1.14	(.14 )	(.15 )	(.29 )	14.95	8.19	12	1.04	1.04	.45
Class R-3:
2/28/2025[5,6]	12.16	.22	(.15 )	.07	(.23 )	—	(.23 )	12.00	.58 [7]	98	.93 [8]	.88 [8]	3.73 [8]
8/31/2024	11.92	.46	.24	.70	(.46 )	—	(.46 )	12.16	6.06	101.93		.90	3.89
8/31/2023	12.78	.29	(.85 )	(.56 )	(.30 )	—	(.30 )	11.92	(4.45)	104.91		.90	2.38
8/31/2022	14.21	.25	(1.41)	(1.16)	(.27 )	—	(.27 )	12.78	(8.21)	114.89		.89	1.80
8/31/2021	14.95	.05	(.14 )	(.09 )	(.09 )	(.56 )	(.65 )	14.21	(.62 )	137.87		.87	.34
8/31/2020	14.09	.09	1.08	1.17	(.16 )	(.15 )	(.31 )	14.95	8.41	159.91		.91	.63
Class R-4:
2/28/2025[5,6]	12.17	.24	(.15 )	.09	(.25 )	—	(.25 )	12.01	.73 [7]	101	.63 [8]	.59 [8]	4.03 [8]
8/31/2024	11.93	.50	.24	.74	(.50 )	—	(.50 )	12.17	6.37	107.63		.60	4.19
8/31/2023	12.79	.33	(.86 )	(.53 )	(.33 )	—	(.33 )	11.93	(4.15)	106.60		.60	2.72
8/31/2022	14.22	.29	(1.41)	(1.12)	(.31 )	—	(.31 )	12.79	(7.95)	105.59		.59	2.11
8/31/2021	14.95	.09	(.13 )	(.04 )	(.13 )	(.56 )	(.69 )	14.22	(.25 )	129.56		.56	.62
8/31/2020	14.10	.14	1.06	1.20	(.20 )	(.15 )	(.35 )	14.95	8.69	179.58		.58	.98
Class R-5E:
2/28/2025[5,6]	12.16	.25	(.14 )	.11	(.26 )	—	(.26 )	12.01	.91 [7]	42	.44 [8]	.39 [8]	4.23 [8]
8/31/2024	11.93	.52	.23	.75	(.52 )	—	(.52 )	12.16	6.49	42.43		.40	4.38
8/31/2023	12.78	.36	(.85 )	(.49 )	(.36 )	—	(.36 )	11.93	(3.89)	40.41		.40	2.94
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34 )	—	(.34 )	12.78	(7.77)	39.39		.39	2.35
8/31/2021	14.95	.15	(.17 )	(.02 )	(.16 )	(.56 )	(.72 )	14.21	(.12 )	40.36		.36	1.08
8/31/2020	14.09	.15	1.09	1.24	(.23 )	(.15 )	(.38 )	14.95	8.98	16.37		.37	1.00
Class R-5:
2/28/2025[5,6]	12.17	.26	(.15 )	.11	(.26 )	—	(.26 )	12.02	.88 [7]	53	.33 [8]	.29 [8]	4.33 [8]
8/31/2024	11.93	.53	.24	.77	(.53 )	—	(.53 )	12.17	6.68	49.34		.30	4.48
8/31/2023	12.79	.38	(.87 )	(.49 )	(.37 )	—	(.37 )	11.93	(3.87)	50.31		.31	3.06
8/31/2022	14.22	.32	(1.40)	(1.08)	(.35 )	—	(.35 )	12.79	(7.68)	46.29		.29	2.32
8/31/2021	14.95	.14	(.14 )	— [12]	(.17 )	(.56 )	(.73 )	14.22	(.03 )	64.27		.27	.96
8/31/2020	14.10	.19	1.05	1.24	(.24 )	(.15 )	(.39 )	14.95	9.08	68.28		.28	1.31
Class R-6:
2/28/2025[5,6]	12.16	.26	(.14 )	.12	(.27 )	—	(.27 )	12.01	.99 [7]	17,994	.28 [8]	.23 [8]	4.38 [8]
8/31/2024	11.93	.54	.23	.77	(.54 )	—	(.54 )	12.16	6.65	16,988.28		.25	4.53
8/31/2023	12.78	.38	(.85 )	(.47 )	(.38 )	—	(.38 )	11.93	(3.75)	13,879.26		.25	3.09
8/31/2022	14.21	.33	(1.40)	(1.07)	(.36 )	—	(.36 )	12.78	(7.64)	13,117.24		.24	2.46
8/31/2021	14.95	.15	(.15 )	— [12]	(.18 )	(.56 )	(.74 )	14.21	.03	16,161.21		.21	1.07
8/31/2020	14.10	.20	1.05	1.25	(.25 )	(.15 )	(.40 )	14.95	9.07	12,011.23		.23	1.36
Refer to the end of the table for footnotes.

43	U.S. Government Securities Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[13,14]	Six months ended February 28, 2025[4,5,6]	Year ended August 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	28%	50%	95%	73%	96%	133%
Including mortgage dollar roll transactions	164%	570%	795%	488%	631%	720%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees and reimbursed a portion of transfer agent services fees for certain share classes.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Amount less than $.01.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

U.S. Government Securities Fund	44

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period.

45	U.S. Government Securities Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Income Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: April 30, 2025